Inventories (Details) - Inventories - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 57,000	$ 54,620	$ 125,068
Work in process	90,000	250,935	46,974
Finished goods	687,000	507,223	120,608
Inventories, net	$ 834,000	$ 812,778	$ 292,650